BUSINESS COMBINATION	3 Months Ended
Mar. 31, 2012
Business Combinations [Abstract]
BUSINESS COMBINATION
(4)          BUSINESS COMBINATION

In May 2011, the Company entered into an agreement with its Fujian distributor to acquire the distributor’s retail distribution network of 13 retail stores for $6,684,000 (RMB 44,100,000) in cash.  The Company believes that operating certain points of sale directly can facilitate the promotion of its brand and brand image, and can benefit at the same time from the higher margins for retail sales.   The Company believes that the Fujian distributor’s retail network is ideal as the Company is headquartered in, and operates from, the same province.  The Company completed this acquisition on June 30, 2011 and has reported its operations since July 1, 2011.   This acquisition resulted in a new segment, company stores, as further disclosed in Note 15.   Pro forma results of operations that include the acquired business for the three months ended March 31, 2012 are not presented because the effects of the acquisition were not material to the Company’s financial results.

The following table summarizes the fair value of the assets acquired and liabilities assumed at the date of acquisition (in thousands):
Total purchase price:	6,684

Allocation of the purchase price to assets and liabilities at fair value:
Inventories	151
Prepaid rent	98
Leasehold improvements	469
Property, plant and equipment	17
Net assets acquired at fair value	735

Pre-existing distribution agreement	919
Goodwill	5,030
Total intangible assets acquired	5,949

The pre-existing distribution agreement recognized in conjunction with the acquisition on June 30, 2011, represents the intangible value of the reacquisition of the distribution license that was granted by the Company to its Fujian distributor.  The value assigned to the pre-existing distribution agreement has been fully amortized as of December 31, 2011.

The goodwill recognized in conjunction with the acquisition on June 30, 2011, represents intangible values of the acquired store locations for their future profit potential that do not qualify for separate recognition, or other factors.